Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 25, 2025	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000117696
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value		$ 10,000			$ 10,522	$ 13,525	$ 11,216	$ 13,292	$ 14,303	$ 15,123	$ 13,028	$ 16,306	$ 17,678	$ 23,028
C000117697
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value		10,000			10,621	13,788	11,547	13,828	15,032	16,047	13,962	17,646	19,323	25,428
C000263314
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value	$ 10,000		$ 10,390
C000117698
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value		10,000			10,601	13,722	11,469	13,704	14,851	15,819	13,726	17,309	18,905	24,809
C000163394
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Enhanced Equity Income Fund
Accumulated Value		10,000			11,042	12,105	11,370	13,310	13,365	16,099	16,070	16,063	17,002	18,136
C000163395
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Enhanced Equity Income Fund
Accumulated Value		10,000			11,158	12,350	11,721	13,847	14,049	17,091	17,239	17,405	18,601	20,047
C000163396
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Enhanced Equity Income Fund
Accumulated Value		10,000			11,130	12,284	11,630	13,704	13,874	16,839	16,923	17,058	18,178	19,532
C000018479
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen High Dividend Equity Fund
Accumulated Value		10,000			10,974	12,695	11,981	14,231	13,513	16,951	16,198	16,510	17,888	20,954
C000018480
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen High Dividend Equity Fund
Accumulated Value		10,000			11,054	12,947	12,346	14,800	14,199	18,002	17,364	17,884	19,563	23,150
C000018478
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen High Dividend Equity Fund
Accumulated Value		10,000			11,033	12,884	12,254	14,663	14,032	17,728	17,068	17,523	19,127	22,578
C000018482
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen International High Dividend Fund
Accumulated Value		10,000			10,004	11,695	9,767	11,736	11,964	13,180	11,691	13,623	14,058	18,094
C000018483
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen International High Dividend Fund
Accumulated Value		10,000			10,115	11,935	10,070	12,215	12,589	14,005	12,553	14,785	15,394	20,027
C000018481
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen International High Dividend Fund
Accumulated Value		10,000			10,079	11,865	9,982	12,082	12,424	13,782	12,317	14,464	15,029	19,503
C000079421
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Small Cap Value Fund
Accumulated Value		10,000			11,804	11,894	10,637	12,935	14,343	17,317	17,205	18,006	18,675	18,279
C000079420
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Small Cap Value Fund
Accumulated Value		10,000			11,924	12,136	10,957	13,459	15,084	18,385	18,451	19,512	20,451	20,204
C000079419
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Small Cap Value Fund
Accumulated Value		10,000			11,890	12,071	10,882	13,328	14,889	18,105	18,139	19,124	19,986	19,711
C000117699
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Value Fund
Accumulated Value		10,000			11,305	13,200	12,436	15,305	15,490	18,458	17,270	18,041	19,572	23,390
C000117700
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Value Fund
Accumulated Value		10,000			11,417	13,462	12,805	15,927	16,270	19,590	18,513	19,519	21,414	25,835
C000117701
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Value Fund
Accumulated Value		10,000			11,389	13,394	12,701	15,762	16,062	19,295	18,194	19,133	20,922	25,185
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value		10,000			10,707	12,099	11,522	13,329	12,962	15,616	13,841	15,477	18,591	20,248
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value		10,000			10,707	12,099	11,522	13,329	12,962	15,616	13,841	15,477	18,591	20,248
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value		10,000			10,707	12,099	11,522	13,329	12,962	15,616	13,841	15,477	18,591	20,248
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			11,119	15,264	13,041	15,443	18,270	17,805	14,228	15,626	16,799	22,438
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			11,119	15,264	13,041	15,443	18,270	17,805	14,228	15,626	16,799	22,438
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value	$ 10,000		$ 10,400
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			11,119	15,264	13,041	15,443	18,270	17,805	14,228	15,626	16,799	22,438
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		10,000			10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		10,000			10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		10,000			10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 11,196	$ 13,640	$ 13,042	$ 17,149	$ 20,304	$ 26,132	$ 21,399	$ 27,025	$ 33,786	$ 39,827